SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH OCTOBER 2002

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

10-03    GER    6700     4.6167       4.80	       Weeden & Co.
10-10    GER    1000     3.9500       4.69	       	""
10-11    GER    2000     4.3000       5.04	       	""
10-14    GER    3000     4.4000       4.92	       	""
10-15    GER    3000     4.5700       5.26	       	""
10-17    GER    5000     4.8400       5.41	       	""
10-18    GER    3000     4.7953       5.41	       	""
10-21    GER    5000     4.7700       5.58	       	""
10-22    GER    5000     4.8540       5.41	       	""
10-23    GER    9700     4.7232       5.15	       	""
10-25    GER    3300     4.6724       5.31	       	""
10-28    GER   14600     4.8695       5.51	       	""
10-29    GER    3000     4.8600       5.24	       	""
10-30    GER   10000     4.7270       5.36	       	""
10-31    GER   10000     4.8200       5.46	       	""




The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          11/01/02